Investment in Marketable Debt Securities	12 Months Ended
Mar. 31, 2024
Investment in Marketable Debt Securities [Abstract]
INVESTMENT IN MARKETABLE DEBT SECURITIES

3. INVESTMENT IN MARKETABLE DEBT SECURITIES

Investment in marketable debt securities consist of investments in listed corporate bonds and are accounted for as available-for-sale investments. Management determines the appropriate classification of its investment in marketable debt securities at the time of purchase and reevaluates the classifications at each balance sheet date. Investment in marketable debt securities are carried at fair value, with unrealized gains and losses, net of taxes, reported in other comprehensive income, with the exception of unrealized losses believed to be other-than-temporary which are recorded in the consolidated statements of operations. As of March 31, 2023 and 2024, investment in marketable debt securities were carried at fair value. Fair values of investment in marketable debt securities were estimated using quoted market prices and were classified as level 1 in the fair value hierarchy.

In August 2017, the Company bought the bond — SOFTBANK 6.00% Perpetual Corp at the consideration of USD200,400 with no maturity date and the credit rating of bond is B+. In October 2022, the Company sold the bond and collected USD188,490. Loss of USD10,626 was recognized from the sale of bonds with the amount of USD 9,091 reclassified from other comprehensive income into earnings.

In January 2017, the Company bought the bond — STANDARD CHARTERED PLC 7.75% Perpetual Corp at the consideration of USD200,500 with no maturity date and the credit rating of the bond is BB-. In April 2023, the Company sold the bond and collected USD198,718. Loss of USD496 was recognized from the sale of bonds with the amount of USD414 reclassified from other comprehensive income into earnings.

In January 2017, the Company bought the bond — BLUE SKYVIEW Co. Ltd 7.125% Perpetual Corp at the consideration of USD200,200 with no maturity date and there was no credit rating of the bond.

At March 31, 2023 and 2024, the cost, net of allowance for credit losses, gross unrealized gains and losses and fair value of investment in marketable debt securities were as follow:

March 31, 2023	Cost	Gross Unrealized Gains, before tax	Gross Unrealized Losses, before tax	Allowance for Credit Losses	Fair Value
	USD	USD	USD	USD	USD
Corporate Bonds	398,130	—	(496)	(154,350)	243,284
Total Investments	398,130	—	(496)	(154,350)	243,284

March 31, 2024	Cost	Gross Unrealized Gains, before tax	Gross Unrealized Losses, before tax	Allowance for Credit Losses	Fair Value
	USD	USD	USD	USD	USD
Corporate Bonds	198,916	—	—	(196,641)	2,275
Total Investments	198,916	—	—	(196,641)	2,275

Impairment Losses on Investment in Marketable Debt Securities

For the fiscal years ended March 31, 2024, 2023 and 2022, losses resulting from the impairment of investment in marketable debt securities to reflect the decline in value considered to be other-than-temporary were USD42,291, USD60,754 and nil, respectively.

The following table shows our investments’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities has been in a continuous unrealized loss position for which an OTTI has not been recognized in net income, at March 31, 2023 and 2024:

	Less than 12 months		12 Months or more		Total
March 31, 2023	Fair Value	Unrealized Losses, before tax	Fair Value	Unrealized Losses, before tax	Fair Value	Unrealized Losses, before tax
	USD	USD	USD	USD	USD	USD
Corporate Bonds	198,718	496	—	—	198,718	496
Total Investments	198,718	496	—	—	198,718	496

	Less than 12 months		12 Months or more		Total
March 31, 2024	Fair Value	Unrealized Losses, before tax	Fair Value	Unrealized Losses, before tax	Fair Value	Unrealized Losses, before tax
	USD	USD	USD	USD	USD	USD
Corporate Bonds	—	—	—	—	—	—
Total Investments	—	—	—	—	—	—

(1)	The Company recorded an unrealized loss before tax of USD7,388 and unrealized loss before tax of nil for the year ended 2023 and 2024, respectively, which is included in other comprehensive income.

The management assesses whether it is likely the Company will have to sell the security prior to recovery, or it expects to be able to hold the security until the price recovers. Based on evaluation of available evidence, including recent changes in market interest rates, credit rating information and information obtained from regulatory filings, we believe the declines in fair value for the bond are other than temporary. Declines in fair values that are considered other-than-temporary   due to credit risk are recorded as an impairment loss in the Consolidated Statements of Operations and Comprehensive Income.

The Bonds was issued by the listed company and the fair value was determined based on the market price in active market. The unrealized gain or loss was recognized in other comprehensive income.

We recognized USD27,821, USD21,422 and USD12,668 of interest income on investment in marketable debt securities during the years ended March 31, 2022, 2023 and 2024, respectively. We do not measure a credit loss allowance on accrued interest receivable as we write off any accrued interest receivable balance in a timely manner when we have concerns regarding collectability.

The bond — BLUE SKYVIEW Co. Ltd 7.125% Perpetual Corp continuously deferred the distribution which is scheduled to be paid since July 26, 2020. Due to the uncertainty of receiving the interest income, no accrued interest has been recorded during the years ended March 31, 2022, 2023 and 2024.

Credit Impairments

The following table presents a rollforward of the changes in allowance for credit losses on available for sale fixed maturity securities by major investment category:

Years ending March 31,	2023 Total
USD
Balance, beginning of year	93,596
Additions:
Securities for which allowance for credit losses were not previously recorded	60,754
Balance, end of year	154,350

Years ending March 31,	2024 Total
USD
Balance, beginning of year	154,350
Additions:
Securities for which allowance for credit losses were not previously recorded	42,291
Balance, end of year	196,641